Fair Value of Financial Instruments and Concentration of Credit Risk (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value of Financial Instruments and Concentration of Credit Risk
Schedule of Carrying Value and Fair Value of Financial Instruments

(¥ in millions)
	2011		2010
At March 31:	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Finance receivables—net	¥193,382	¥193,749	¥211,363	¥212,021
Long-term trade accounts receivable	50,971	53,725	47,610	50,409
Financial liabilities:
Long-term debt	(274,198)	(274,507)	(308,779)	(309,258)